7. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued Expenses
	2015	2014
Accrued interest	$126,512	$38,773
Accrued royalties and commissions	11,366	11,666
Deposit on proposed business combination	–	475,000
Other	799	799
	$138,677	$526,238